PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2013
PREMISES AND EQUIPMENT
Schedule of premises and equipment

	2013	2012

Land	$5,578,914	$5,578,914
Office buildings and improvements	16,194,896	16,120,660
Furniture and equipment	13,177,233	12,742,901
	34,951,043	34,442,475
Less accumulated depreciation	(17,091,930)	(16,026,498)

Total	$17,859,113	$18,415,977

Schedule of future minimum rental commitments under non-cancelable leases
Due in years ending September 30,
2014	$1,342,719
2015	1,390,844
2016	1,099,365
2017	963,265
2018	625,569
Thereafter	1,049,717
Total	$6,471,479